Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt
Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2019	2020
Unsecured loans:
with a weighted-average interest rate of 2.52%	55,186
with a weighted-average interest rate of 0.86%		91,725
Repurchase agreement:
with a weighted-average interest rate of 0.56%	432,820
with a weighted-average interest rate of 0.93%		567,194
Secured call money:
with a weighted-average interest rate of 0.18%	130,612
with a weighted-average interest rate of 0.13%		151,257

	618,618	810,176

At March 31, 2020, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 474,644 million yen as collateral for 567,194 million yen of short-term repurchase agreements. The repurchase agreement provides for net settlement upon a termination event.
At March 31, 2020, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 42,576 million yen as collateral for 151,257 million yen of secured call money.
In addition, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with an aggregate book value of 12,445 million yen as collateral for cash settlements, variation margins of futures markets and certain other purposes.
Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2019	2020
Unsecured loans, representing obligations principally to banks:
Due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum	57,321
Due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum		17,880
Unsecured 0.05% bonds, due 2019	69,964
Unsecured 2.07% bonds, due 2019	50,000
Unsecured 0.23% bonds, due 2021	89,819	89,894
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.13% bonds, due 2024		29,886
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.42% bonds, due 2026	24,911	24,923
Unsecured 0.18% bonds, due 2026		10,000
Unsecured 0.30% bonds, due 2029		59,738
Unsecured zero coupon convertible bonds, due 2022:
Conversion price 5,008.0 yen per common share	119,961
Conversion price 4,996.0 yen per common share		119,531
Secured 0.00% loans, due 2020 to 2023	200,003	201,205
Finance lease liabilities and other*:
Due 2019 to 2048, with interest rates ranging from 0.36% to 9.14% per annum	72,991
Due 2020 to 2050, with interest rates ranging from 0.01% to 12.59% per annum		56,350
Guarantee deposits received	10,863	10,366

	740,833	664,773
Less — Portion due within one year	172,461	29,807

	568,372	634,966

*	Finance lease liabilities and other were represented as Capital lease obligations and other as of the fiscal year ended March 31, 2019.

At March 31, 2020, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 52,942 million yen and housing loans with a book value of 378,241 million yen as collateral for a 200,000 million yen long-term secured loan.
On July 21, 2015, Sony issued 120,000 million yen of 130% callable unsecured zero coupon convertible bonds with stock acquisition rights due 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from September 1, 2015 to September 28, 2022. The initial conversion price was 5,008.0 yen per common share. In addition to the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula that is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 3,526.5 yen to 5,008.0 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. The conversion price has been adjusted to 4,982.5 yen per common share since June 10, 2020 because the payment of the total annual dividend per common share for the fiscal year ended March 31, 2020 was 45 yen, which is in excess of 25 yen. Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount after July 21, 2020, if the closing sales price per share of Sony’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days. Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting purposes. There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.
In October 2019, Sony issued unsecured straight bonds in the aggregate principal amount of 100,000 million yen. Sony used all of the proceeds of the issued bonds for the repayment of debt.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2021	29,807
2022	159,102
2023	229,617
2024	81,041
2025	43,923
Later fiscal years	121,283

Total	664,773

At March 31, 2020, Sony had unused committed lines of credit amounting to 518,147 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2020, Sony ha
d
 commercial paper programs totaling 1,044,150 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.